Voya Retirement Moderate Portfolio Expense Example - Voya Retirement Moderate Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,448
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	$ 879